SUBSIDIARY PUBLIC ISSUERS	6 Months Ended
Jun. 30, 2020
Separate Financial Statements [Abstract]
SUBSIDIARY PUBLIC ISSUERS	SUBSIDIARY PUBLIC ISSUERS
BOP Split was incorporated for the purpose of being an issuer of preferred shares and owning a portion of the partnership’s investment in BPO common shares. Pursuant to the terms of a Plan of Arrangement, holders of outstanding BPO Class AAA Preferred Shares Series G, H, J and K, which were convertible into BPO common shares, were able to exchange their shares for BOP Split Senior Preferred Shares, subject to certain conditions. The BOP Split Senior Preferred shares are listed on the TSX and began trading on June 11, 2014. All shares issued by BOP Split are retractable by the holders at any time for cash.

In connection with an internal restructuring completed in July 2016, the partnership and certain of its related entities agreed to guarantee all of BPO’s Class AAA Preferred Shares and all of BPO’s debt securities issued pursuant to BPO’s indenture dated December 8, 2009.

In April 2018, the partnership formed two subsidiaries, Brookfield Property Finance ULC and Brookfield Property Preferred Equity Inc. to act as issuers of debt and preferred securities, respectively. The partnership and certain of its related entities have agreed to guarantee securities issued by these entities.

The following table provides consolidated summary financial information for the partnership, BOP Split, BPO, Brookfield Property Finance ULC, Brookfield Property Preferred Equity Inc. and the holding entities:

(US$ Millions) For the three months ended Jun. 30, 2020	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$10	$43	$—	$15	$186	$—	$1,183	$1,437
Net income attributable to unitholders(1)	(627)	(63)	(117)	—	(49)	(1,253)	57	799	(1,253)
For the three months ended Jun. 30, 2019
Revenue	$—	$12	$30	$—	$11	$716	$84	$1,173	$2,026
Net income attributable to unitholders(1)	62	56	149	—	(40)	127	137	(364)	127
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) For the six months ended Jun. 30, 2020	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Revenue	$—	$74	$82	$—	$30	$386	$4	$2,761	$3,337
Net income attributable to unitholders(1)	(871)	(7)	(90)	—	63	(1,739)	(16)	921	(1,739)
For the six months ended Jun. 30, 2019
Revenue	$—	$23	$60	$—	$19	$1,272	$278	$2,447	$4,099
Net income attributable to unitholders(1)	224	163	598	—	(32)	460	516	(1,469)	460
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Jun. 30, 2020	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$532	$250	$—	$1,006	$8,471	$182	$(7,197)	$3,244
Non-current assets	13,107	28,535	23,231	—	397	30,582	2,057	7,195	105,104
Assets held for sale	—	—	—	—	—	—	—	137	137
Current liabilities	—	3,342	307	—	14	6,515	1,535	4,967	16,680
Non-current liabilities	—	6,050	6,329	—	1,352	6,343	608	29,474	50,156
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	70	70
Preferred equity	699	—	—	—	—	—	—	—	699
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	13,100	15,384
Equity attributable to unitholders(1)	$12,408	$19,675	$14,561	$—	$37	$26,195	$96	$(47,476)	$25,496
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.

(US$ Millions) As of Dec. 31, 2019	Brookfield Property Partners L.P.	BOP Split	BPO	Brookfield Property Preferred Equity Inc.	Brookfield Property Finance ULC	Holding entities(2)	Additional holding entities and eliminations(3)	Consolidating adjustments(4)	Brookfield Property Partners L.P consolidated
Current assets	$—	$12	$127	$—	$673	$8,436	$176	$(6,522)	$2,902
Non-current assets	14,517	11,739	23,830	—	429	29,367	2,049	26,423	108,354
Assets held for sale	—	—	—	—	—	—	—	387	387
Current liabilities	—	995	131	—	15	5,981	1,129	4,075	12,326
Non-current liabilities	—	6,173	6,744	—	1,078	2,871	519	36,857	54,242
Liabilities associated with assets held for sale	—	—	—	—	—	—	—	140	140
Preferred equity	420	—	—	—	—	—	—	—	420
Equity attributable to interests of others in operating subsidiaries and properties	—	—	2,284	—	—	—	—	13,701	15,985
Equity attributable to unitholders(1)	$14,097	$4,583	$14,798	$—	$9	$28,951	$577	$(34,485)	$28,530
(1)Includes net income attributable to LP Units, GP Units, Redeemable/Exchangeable Partnership Units, Special LP Units, Exchange LP Units, FV LTIP Units and BPYU Units.
(2)Includes the operating partnership, Brookfield BPY Holdings Inc., Brookfield BPY Retail Holdings II Inc., BPY Bermuda Holdings Limited, and BPY Bermuda Holdings II Limited.
(3)Includes BPY Bermuda Holdings IV Limited, BPY Bermuda Holdings V Limited and BPY Bermuda Holdings VI Limited, which serve as guarantors for BPO but not BOP Split, net of intercompany balances and transactions with other holding entities.
(4)Includes elimination of intercompany transactions and balances necessary to present the partnership on a consolidated basis.